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                     Semi-Annual Report

                     April 30, 2001

                     Mercury Large
                     Cap Core
                     Fund
                     Of Mercury Large Cap Series Funds, Inc.

MASTER LARGE CAP
CORE PORTFOLIO

AS OF APRIL 30, 2001
================================================================================

Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
================================================================================
General Electric Company                                                  3.3%
--------------------------------------------------------------------------------
Johnson & Johnson                                                         2.1
--------------------------------------------------------------------------------
Philip Morris Companies Inc.                                              2.1
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                                   1.7
--------------------------------------------------------------------------------
Fannie Mae                                                                1.7
--------------------------------------------------------------------------------
Pfizer Inc.                                                               1.5
--------------------------------------------------------------------------------
Chevron Corporation                                                       1.5
--------------------------------------------------------------------------------
Microsoft Corporation                                                     1.4
--------------------------------------------------------------------------------
Freddie Mac                                                               1.3
--------------------------------------------------------------------------------
Electronic Data Systems Corporation                                       1.3
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Industries                                                Net Assets
================================================================================
Oil & Gas                                                                15.9%
--------------------------------------------------------------------------------
Health Care Providers & Services                                         13.9
--------------------------------------------------------------------------------
Diversified Financials                                                    6.4
--------------------------------------------------------------------------------
Pharmaceuticals                                                           5.7
--------------------------------------------------------------------------------
Banks                                                                     5.2
--------------------------------------------------------------------------------
Electric Utilities                                                        4.5
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                        3.9
--------------------------------------------------------------------------------
Insurance                                                                 3.8
--------------------------------------------------------------------------------
Gas Utilities                                                             3.8
--------------------------------------------------------------------------------
Software                                                                  3.6
--------------------------------------------------------------------------------


                 April 30, 2001 (2) Mercury Large Cap Core Fund

DEAR SHAREHOLDER

Mercury Large Cap Core Fund invests primarily in a diversified portfolio of equity securities of large cap companies that Fund management selects from among those included in the unmanaged Russell 1000(R) Index. Our investment process attempts to add value through both security selection and portfolio construction. Security selection involves the use of quantitative selection criteria including earnings momentum, earnings surprise and valuation. These criteria are input into a proprietary quantitative model and are subject to selective fundamental overrides. Portfolio construction consists of an optimization process with risk management controlling style, capitalization, sectors and individual security selection.

Portfolio Matters

For the six months ended April 30, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -13.97%, -14.12%, -14.34% and -14.41%, respectively. Since inception (December 22, 1999) through April 30, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of +1.95%, +1.59%, +0.65% and +0.56%, respectively. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) The Fund slightly underperformed the -13.14% total return of the Russell 1000(R) Index for the six months ended April 30, 2000.

While absolute performance in the markets was difficult during the last six months, we used the period to gain relative performance compared to our benchmarks and competitive peer groups. The largest significant positive contributors to performance included our overweighted position and stock selection in energy and our stock selection in health care. Other positive contributors to the Fund's performance included our underweighted position in Cisco Systems, Inc. and Sun Microsystems, Inc., as well as Ultramar Diamond Shamrock, Occidental Petroleum Corporation and Loews Corporation. The largest negative contributor to performance was our overweighted position in information technology. Other detractors to performance included i2 Technologies, Inc., Gateway Inc. and Siebel Systems, Inc.

During the period, we reduced our dependence on economic growth and became somewhat more defensive in our holdings. We also increased our exposure to US earnings, believing that economic weakness will spread overseas, especially to Europe. We added to our positions in health care, utilities, financials, and consumer discretionary, while reducing weightings in information technology. Largest purchases included Johnson & Johnson Corp., General Electric Company, Fannie Mae, Allstate Insurance Co. and U.S. Bancorp. Largest sales included International Rectifier Corp., AOL Time Warner Inc. and Corning Incorporated.


                 April 30, 2001 (3) Mercury Large Cap Core Fund

We are positioned somewhat defensively, anticipating that the economic and earnings turnaround is several months away. As a result, we are above benchmark weights in energy, health care and utilities, and underweighted in telecommunications services and information technology. We remain tilted toward the lower end of the permissible capitalization range, anticipating continued outperformance of mid and large cap securities relative to mega cap securities.

In Conclusion

We thank you for your investment in Mercury Large Cap Core Fund, and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                                /s/ Robert C. Doll, Jr.

Terry K. Glenn                                    Robert C. Doll, Jr.
President and Director/Trustee                    Senior Vice President and
                                                  Portfolio Manager

June 4, 2001


                 April 30, 2001 (4) Mercury Large Cap Core Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived its administration fee and reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.


                 April 30, 2001 (5) Mercury Large Cap Core Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================

                                                     % Return          % Return
                                                   Without Sales      With Sales
Class I Shares*                                       Charge           Charge**
================================================================================
One Year Ended
3/31/01                                               -22.05%           -26.14%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                       - 5.80            - 9.71
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                     % Return          % Return
                                                   Without Sales      With Sales
Class A Shares*                                       Charge           Charge**
================================================================================
One Year Ended
3/31/01                                              -22.23%            -26.31%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                      - 5.97             - 9.88
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                        % Return        % Return
                                                         Without          With
Class B Shares*                                            CDSC          CDSC**
================================================================================
One Year Ended
3/31/01                                                  -22.79%        -25.54%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                          - 6.69         - 9.31
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                        % Return        % Return
                                                         Without          With
Class C Shares*                                            CDSC          CDSC**
================================================================================
One Year Ended
3/31/01                                                  -22.81%        -23.49%
--------------------------------------------------------------------------------
Inception (12/22/99)
through 3/31/01                                          - 6.71         - 6.71
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================

                                  6 Month          12 Month      Since Inception
As of April 30, 2001           Total Return      Total Return      Total Return
================================================================================
Class I                            -13.97%          -14.26%          +1.95%
--------------------------------------------------------------------------------
Class A                            -14.12           -14.48           +1.59
--------------------------------------------------------------------------------
Class B                            -14.34           -15.06           +0.65
--------------------------------------------------------------------------------
Class C                            -14.41           -15.14           +0.56
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Performance results are for a limited asset pool. The Fund commenced operations on 12/22/99.


                 April 30, 2001 (6) Mercury Large Cap Core Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of April 30, 2001
--------------------------------------------------------------------------------

MERCURY LARGE CAP CORE FUND
================================================================================

Assets:

Investment in Master Large Cap Core Portfolio, at value (identified
  cost--$1,500,313)                                                          $ 1,610,540
Prepaid expenses                                                                   7,167
                                                                             -----------
Total assets                                                                   1,617,707
                                                                             -----------
----------------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                               512
Accrued expenses                                                                   7,167
                                                                             -----------
Total liabilities                                                                  7,679
                                                                             -----------
----------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                   $ 1,610,028
                                                                             ===========
----------------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                              $     1,394
Class A Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                   10,069
Class B Shares of Common Stock, $.10 par value,
  200,000,000 shares authorized                                                    3,721
Class C Shares of Common Stock, $.10 par value,
  100,000,000 shares authorized                                                    2,486
Paid-in capital in excess of par                                               1,641,446
Accumulated investment loss--net                                                  (4,068)
Accumulated realized capital losses on investments from
  the Portfolio--net                                                            (155,247)
Unrealized appreciation on investments from the Portfolio--net                   110,227
                                                                             -----------
Net assets                                                                   $ 1,610,028
                                                                             ===========
----------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $127,429 and 13,942 shares outstanding       $      9.14
                                                                             ===========
Class A--Based on net assets of $919,742 and 100,686 shares outstanding      $      9.13
                                                                             ===========
Class B--Based on net assets of $338,103 and 37,215 shares outstanding       $      9.09
                                                                             ===========
Class C--Based on net assets of $224,754 and 24,856 shares outstanding       $      9.04
                                                                             ===========
----------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2001 (7) Mercury Large Cap Core Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2001
--------------------------------------------------------------------------------

MERCURY LARGE CAP CORE FUND
================================================================================

Investment Income:

Investment income allocated from the Portfolio                                              $   4,362
Expenses allocated from the Portfolio                                                          (2,832)
                                                                                            ---------
Net investment income from the Portfolio                                                        1,530
                                                                                            ---------
-----------------------------------------------------------------------------------------------------

Expenses:

Registration fees                                                            $  29,574
Professional fees                                                                7,466
Offering costs                                                                   4,521
Printing and shareholder reports                                                 3,126
Account maintenance and distribution fees--Class C                               1,356
Account maintenance and distribution fees--Class B                               1,049
Administration fees                                                                595
Accounting services                                                                267
Account maintenance fees--Class A                                                  196
Transfer agent fees--Class C                                                        18
Transfer agent fees--Class B                                                        15
Transfer agent fees--Class I                                                         5
Transfer agent fees--Class A                                                         4
Other                                                                            3,084
                                                                             ---------
Total expenses before reimbursement                                             51,276
Reimbursement of expenses                                                      (45,678)
                                                                             ---------
Total expenses after reimbursement                                                              5,598
                                                                                            ---------
Investment loss--net                                                                           (4,068)
                                                                                            ---------
-----------------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) from the
Portfolio--Net:

Realized loss on investments from the Portfolio--net                                         (151,356)
Change in unrealized appreciation on investments from the Portfolio--net                       95,516
                                                                                            ---------
Net Decrease in Net Assets Resulting from Operations                                        $ (59,908)
                                                                                            =========
-----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2001 (8) Mercury Large Cap Core Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY LARGE CAP CORE FUND
================================================================================

                                                                    For the Six      For the Period
                                                                    Months Ended     Dec. 22, 1999+
 Increase (Decrease) in Net Assets:                                April 30, 2001   to Oct. 31, 2000
 ---------------------------------------------------------------------------------------------------
 Operations:

 Investment loss--net                                                $   (4,068)         $    (5,706)
 Realized gain (loss) on investments from the Portfolio--net           (151,356)              80,776
 Change in unrealized appreciation on investments from
   the Portfolio--net                                                    95,516               14,711
                                                                     -------------------------------
 Net increase (decrease) in net assets resulting from operations        (59,908)              89,781
                                                                     -------------------------------
 ---------------------------------------------------------------------------------------------------

 Distributions to Shareholders:

 Realized gain on investments from the Portfolio--net:
   Class I                                                              (13,557)                  --
   Class A                                                              (13,249)                  --
   Class B                                                              (15,879)                  --
   Class C                                                              (36,294)                  --
                                                                     -------------------------------
 Net decrease in net assets resulting from distributions
   to shareholders                                                      (78,979)                  --
                                                                     -------------------------------
 ---------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital
   share transactions                                                 1,159,134                   --
                                                                     -------------------------------
 ---------------------------------------------------------------------------------------------------
 Net Assets:

 Total increase in net assets                                         1,020,247               89,781
 Beginning of period                                                    589,781              500,000
                                                                     -------------------------------
 End of period*                                                      $1,610,028          $   589,781
                                                                     ===============================
 ---------------------------------------------------------------------------------------------------
*Accumulated investment loss--net                                    $   (4,068)         $        --
                                                                     ===============================
 ---------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                 April 30, 2001 (9) Mercury Large Cap Core Fund

FINANCIAL HIGHLIGHTS

MERCURY LARGE CAP CORE FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                         Class I
                                                            ------------------------------------
                                                              For the Six        For the Period
                                                             Months Ended        Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                     April 30, 2001      to Oct. 31, 2000
------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                        $      11.85          $        10.00
                                                            ------------------------------------
Investment loss--net                                                (.02)+++                (.06)
Realized and unrealized gain (loss) on investments
  from the Portfolio--net                                          (1.61)                   1.91
                                                            ------------------------------------
Total from investment operations                                   (1.63)                   1.85
                                                            ------------------------------------
Less distributions from realized gain on investments
  from the Portfolio--net                                          (1.08)                     --
                                                            ------------------------------------
Net asset value, end of period                              $       9.14          $        11.85
                                                            ====================================
------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                               (13.97%)++++             18.50%++++
                                                            ====================================
------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                   1.47%*                  1.50%*
                                                            ====================================

Expenses++                                                        12.91%*                 37.40%*
                                                            ====================================
Investment loss--net                                               (.39%)*                 (.59%)*
                                                            ====================================
------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                    $        127          $          148
                                                            ====================================
------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns excluded the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Portfolio's allocated expenses. +++ Based on average shares outstanding.
++++  Aggregate total investment return.

      See Notes to Financial Statements.


                 April 30, 2001 (10) Mercury Large Cap Core Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LARGE CAP CORE FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                           Class A
                                                            ---------------------------------------
                                                              For the Six           For the Period
                                                             Months Ended           Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                     April 30, 2001         to Oct. 31, 2000
---------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                        $        11.83           $        10.00
                                                            ---------------------------------------
Investment loss--net                                                  (.02)+++                 (.08)
Realized and unrealized gain (loss) on investments
  from the Portfolio--net                                            (1.08)                    1.91
                                                            ---------------------------------------
Total from investment operations                                     (1.10)                    1.83
                                                            ---------------------------------------
Less distributions from realized gain on investments
  from the Portfolio--net                                            (1.60)                      --
                                                            ---------------------------------------
Net asset value, end of period                              $         9.13           $        11.83
                                                            =======================================
---------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                 (14.12%)++++              18.30%++++
                                                            =======================================
---------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                     1.75%*                   1.74%*
                                                            =======================================
Expenses++                                                          13.57%*                  37.65%*
                                                            =======================================
Investment loss--net                                                 (.52%)*                  (.84%)*
                                                            =======================================
---------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                    $          920           $          148
                                                            =======================================
---------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns excluded the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Portfolio's allocated expenses. +++ Based on average shares outstanding.
++++  Aggregate total investment return.

      See Notes to Financial Statements.


                 April 30, 2001 (11) Mercury Large Cap Core Fund

FINANCIAL HIGHLIGHTS
(CONTINUED)

MERCURY LARGE CAP CORE FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                           Class B
                                                            ----------------------------------------
                                                             For the Six             For the Period
                                                             Months Ended            Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                     April 30, 2001          to Oct. 31, 2000
----------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                        $       11.75              $       10.00
                                                            ----------------------------------------
Investment loss--net                                                 (.06)+++                   (.16)
Realized and unrealized gain (loss) on investments
  from the Portfolio--net                                           (1.59)                      1.91
                                                            ----------------------------------------
Total from investment operations                                    (1.65)                      1.75
                                                            ----------------------------------------
Less distributions from realized gain on investments
  from the Portfolio--net                                           (1.01)                        --
                                                            ----------------------------------------
Net asset value, end of period                              $        9.09              $       11.75
                                                            ========================================
----------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                (14.34%)++++                17.50%++++
                                                            ========================================
----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                    2.50%*                     2.49%*
                                                            ========================================
Expenses++                                                         15.02%*                    38.41%*
                                                            ========================================
Investment loss--net                                               (1.45%)*                   (1.59%)*
                                                            ========================================
----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                    $         338              $         147
                                                            ========================================
----------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns excluded the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Portfolio's allocated expenses. +++ Based on average shares outstanding.
++++  Aggregate total investment return.

       See Notes to Financial Statements.


                 April 30, 2001 (12) Mercury Large Cap Core Fund

FINANCIAL HIGHLIGHTS
(CONCLUDED)

MERCURY LARGE CAP CORE FUND
================================================================================

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                            Class C
                                                            ----------------------------------------
                                                               For the Six          For the Period
                                                              Months Ended           Dec. 22, 1999+
Increase (Decrease) in Net Asset Value:                      April 30, 2001         to Oct. 31, 2000
----------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                        $         11.75          $         10.00
                                                            ----------------------------------------
Investment loss--net                                                   (.07)+++                 (.16)
Realized and unrealized gain (loss) on investments
  from the Portfolio--net                                             (1.59)                    1.91
                                                            ----------------------------------------
Total from investment operations                                      (1.66)                    1.75
                                                            ----------------------------------------
Less distributions from realized gain on investments
  from the Portfolio--net                                             (1.05)                      --
                                                            ----------------------------------------
Net asset value, end of period                              $          9.04          $         11.75
                                                            ========================================
----------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                  (14.41%)++++              17.50%++++
                                                            ========================================
----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                                      2.47%*                   2.49%*
                                                            ========================================
Expenses++                                                           13.79%*                  38.41%*
                                                            ========================================
Investment loss--net                                                 (1.38%)*                 (1.59%)*
                                                            ========================================
----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                    $           225          $           147
                                                            ========================================
----------------------------------------------------------------------------------------------------

   *  Annualized.
  **  Total investment returns excluded the effects of sales charges.
   +  Commencement of operations.
  ++ Includes the Fund's share of the Portfolio's allocated expenses. +++ Based on average shares outstanding.
++++  Aggregate total investment return.

       See Notes to Financial Statements.


                 April 30, 2001 (13) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY LARGE CAP CORE FUND
================================================================================

(1)   Significant Accounting Policies:

      Mercury Large Cap Core Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Large Cap Core Portfolio (the "Portfolio"), which is a portfolio of Master Large Cap Series Trust that has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at April 30, 2001 was 0.5%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain rights with respect to Class A expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.


                 April 30, 2001 (14) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      Effective January 17, 2001, the Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended April 30, 2001, FAM earned fees of $595, all of which was waived. FAM also reimbursed the Fund for additional expenses of $45,083.

      The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                                    Account         Distribution
                                                 Maintenance Fee         Fee
      ==========================================================================
      Class A                                         .25%                --
      --------------------------------------------------------------------------
      Class B                                         .25%               .75%
       -------------------------------------------------------------------------
      Class C                                         .25%               .75%
      --------------------------------------------------------------------------


                 April 30, 2001 (15) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

(3)   Investments:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2001 were $1,353,095 and $278,394, respectively.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $1,159,134 for the six months ended April 30, 2001. Prior to December 22, 1999 (commencement of operations), the Fund issued 12,500 shares of each class to FAM for $125,000 per class.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months Ended April 30, 2001      Shares     Dollar Amount
      ====================================================================================
      Shares sold                                                 13,529         $ 120,000
      Shares issued to shareholders in reinvestment
      of distributions                                             1,442            13,557
                                                                 -------------------------
      Total issued                                                14,971           133,557
      Shares redeemed                                            (13,529)         (120,271)
                                                                 -------------------------
      Net increase                                                 1,442         $  13,286
                                                                 =========================
      ------------------------------------------------------------------------------------


                 April 30, 2001 (16) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class A Shares for the Six Months Ended April 30, 2001    Shares     Dollar Amount
      ==================================================================================
      Shares sold                                               87,955         $ 771,895
      Shares issued to shareholders in reinvestment
      of distributions                                           1,409            13,249
                                                               -------------------------
      Total issued                                              89,364           785,144
      Shares redeemed                                           (1,178)          (10,707)
                                                               -------------------------
      Net increase                                              88,186         $ 774,437
                                                               =========================
      ----------------------------------------------------------------------------------

      Class B Shares for the Six Months Ended April 30, 2001    Shares     Dollar Amount
      ==================================================================================
      Shares sold                                               23,022         $ 199,150
      Shares issued to shareholders in reinvestment
      of distributions                                           1,693            15,879
                                                               -------------------------
      Net increase                                              24,715         $ 215,029
                                                               =========================
      ----------------------------------------------------------------------------------

      Class C Shares for the Six Months Ended April 30, 2001    Shares     Dollar Amount
      ==================================================================================
      Shares sold                                               26,403         $ 275,380
      Shares issued to shareholders in reinvestment
      of distributions                                           3,253            30,348
                                                               -------------------------
      Total issued                                              29,656           305,728
      Shares redeemed                                          (17,300)         (149,346)
                                                               -------------------------
      Net increase                                              12,356         $ 156,382
                                                               =========================
      ----------------------------------------------------------------------------------


                 April 30, 2001 (17) Mercury Large Cap Core Fund

SCHEDULE OF INVESTMENTS

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

                                                                                            In US Dollars
                                                                                    ---------------------------
                          Shares                                                                     Percent of
Industry                   Held                  Common Stocks                          Value        Net Assets
---------------------------------------------------------------------------------------------------------------
Consumer Discretionary

Hotels,                   61,000         +International Game Technology             $  3,411,730        1.0%
Restaurants &
Leisure
---------------------------------------------------------------------------------------------------------------
Household Durables       108,000          Fortune Brands, Inc.                         3,364,200        1.0
                          62,000          Whirlpool Corporation                        3,457,740        1.0
                                                                                    ---------------------------
                                                                                       6,821,940        2.0
---------------------------------------------------------------------------------------------------------------
Media                     50,000         +AOL Time Warner Inc.                         2,525,000        0.8
---------------------------------------------------------------------------------------------------------------
Multiline Retail          85,000         +Federated Department Stores, Inc.            3,653,300        1.1
                         101,000          The May Department Stores Company            3,762,250        1.1
                          58,000          Sears, Roebuck & Co.                         2,137,300        0.6
                          18,000          Wal-Mart Stores, Inc.                          931,320        0.3
                                                                                    ---------------------------
                                                                                      10,484,170        3.1
---------------------------------------------------------------------------------------------------------------
Specialty Retail          48,000         +AutoNation, Inc.                               520,800        0.1
                         123,000          The TJX Companies, Inc.                      3,853,590        1.1
                          62,000          The Talbots, Inc.                            2,594,700        0.8
                                                                                    ---------------------------
                                                                                       6,969,090        2.0
---------------------------------------------------------------------------------------------------------------
                                          Total Consumer Discretionary
                                          (Cost--$29,144,944)                         30,211,930        8.9
---------------------------------------------------------------------------------------------------------------
Consumer Staples

Food & Drug Retailing     28,000          Albertson's, Inc.                              935,200        0.3
                         100,000         +The Kroger Co.                               2,259,000        0.6
                          59,000          SYSCO Corporation                            1,659,080        0.5
                                                                                    ---------------------------
                                                                                       4,853,280        1.4
---------------------------------------------------------------------------------------------------------------
Food Products            298,000          Archer-Daniels-Midland Company               3,549,180        1.1
---------------------------------------------------------------------------------------------------------------
Tobacco                  138,000          Philip Morris Companies Inc.                 6,915,180        2.1
                         116,000          UST Inc.                                     3,491,600        1.0
                                                                                    ---------------------------
                                                                                      10,406,780        3.1
---------------------------------------------------------------------------------------------------------------
                                          Total Consumer Staples
                                          (Cost--$17,269,847)                         18,809,240        5.6
---------------------------------------------------------------------------------------------------------------
Energy

Energy Equipment &        22,000          Helmerich & Payne, Inc.                      1,127,060        0.3
Service
---------------------------------------------------------------------------------------------------------------
Oil & Gas                 40,000          Amerada Hess Corporation                     3,500,000        1.0
                          28,000          Anadarko Petroleum Corporation               1,809,360        0.5
                          35,000          Ashland Inc.                                 1,507,100        0.5
                          35,000          Burlington Resources Inc.                    1,652,350        0.5
                          51,000          Chevron Corporation                          4,924,560        1.5
                          51,000          Devon Energy Corporation                     3,009,510        0.9
                          66,000          Exxon Mobil Corporation                      5,847,600        1.7


                 April 30, 2001 (18) Mercury Large Cap Core Fund

                                                                                        In US Dollars
                                                                                  ------------------------
                          Shares                                                                Percent of
Industry                   Held                  Common Stocks                          Value   Net Assets
----------------------------------------------------------------------------------------------------------
Energy (concluded)

Oil & Gas                  47,000         Kerr-McGee Corporation                  $ 3,367,550       1.0%
(concluded)                33,000         Murphy Oil Corporation                    2,706,000       0.8
                           10,000         Noble Affiliates, Inc.                      434,700       0.1
                          127,000         Occidental Petroleum Corporation          3,825,240       1.1
                          173,000         Ocean Energy Inc.                         3,202,230       1.0
                           64,000         Phillips Petroleum Company                3,814,400       1.1
                           95,000         Sunoco, Inc.                              3,611,900       1.1
                          118,000         USX-Marathon Group                        3,771,280       1.1
                           81,000         Ultramar Diamond Shamrock
                                          Corporation                               3,653,910       1.1
                           80,000         Unocal Corporation                        3,052,800       0.9
                                                                                  ------------------------
                                                                                   53,690,490      15.9
----------------------------------------------------------------------------------------------------------
                                          Total Energy  (Cost--$45,965,212)        54,817,550      16.2
----------------------------------------------------------------------------------------------------------
Financials

Banks                     103,000         Golden State Bancorp Inc.                 3,069,400       0.9
                           10,000         Golden West Financial Corporation           587,000       0.2
                           96,000         GreenPoint Financial Corp.                3,532,800       1.0
                           45,000         SouthTrust Corporation                    2,139,750       0.6
                          186,000         U.S. Bancorp                              3,939,480       1.2
                           85,000         Washington Mutual, Inc.                   4,244,050       1.3
                                                                                  ------------------------
                                                                                   17,512,480       5.2
----------------------------------------------------------------------------------------------------------
Diversified Financials     86,000         Citigroup Inc.                            4,226,900       1.3
                           80,000         Countrywide Credit Industries, Inc.       3,413,600       1.0
                           70,000         Fannie Mae                                5,618,200       1.7
                           68,000         Freddie Mac                               4,474,400       1.3
                           51,000         USA Education Inc.                        3,626,100       1.1
                                                                                  ------------------------
                                                                                   21,359,200       6.4
----------------------------------------------------------------------------------------------------------
Insurance                 103,000         The Allstate Corporation                  4,300,250       1.3
                           18,000         American International Group, Inc.        1,472,400       0.4
                           57,000         Loews Corporation                         3,842,370       1.1
                          122,000         Old Republic International Corporation    3,524,580       1.0
                                                                                  ------------------------
                                                                                   13,139,600       3.8
----------------------------------------------------------------------------------------------------------
                                          Total Financials (Cost--$48,838,680)     52,011,280      15.4
----------------------------------------------------------------------------------------------------------
Health Care

Biotechnology              17,000        +Biogen, Inc.                              1,099,220       0.3
                           45,000        +IDEC Pharmaceuticals Corporation          2,214,000       0.7
                                                                                  ------------------------
                                                                                    3,313,220       1.0
----------------------------------------------------------------------------------------------------------
Health Care                23,000         Bausch & Lomb Incorporated                  982,100       0.3
Equipment & Supplies       22,000         Beckman Coulter Inc.                        782,100       0.2
                           58,000         Becton, Dickinson and Company             1,876,300       0.6
                           17,000         Stryker Corporation                       1,007,930       0.3
                                                                                  ------------------------
                                                                                    4,648,430       1.4
----------------------------------------------------------------------------------------------------------


                April 30, 2001 (19) Mercury Large Cap Core Fund

                                                                                        In US Dollars
                                                                                  ------------------------
                          Shares                                                                Percent of
Industry                   Held                  Common Stocks                         Value    Net Assets
----------------------------------------------------------------------------------------------------------
Health Care (concluded)

Health Care                32,000          CIGNA Corporation                      $ 3,414,400       1.0%
Providers & Services       36,000         +Express Scripts, Inc. (Class A)          3,056,400       0.9
                          104,000          HCA--The Healthcare Corporation          4,024,800       1.2
                          253,000         +HEALTHSOUTH Corporation                  3,554,650       1.0
                          190,000         +Health Management Associates, Inc.
                                           (Class A)                                3,404,800       1.0
                          125,000          McKesson HBOC, Inc.                      3,855,000       1.1
                          127,000         +Oxford Health Plans, Inc.                3,949,700       1.2
                           29,000         +Quest Diagnostics Incorporated           3,572,800       1.1
                           78,000         +Tenet Healthcare Corporation             3,481,920       1.0
                           63,000         +Trigon Healthcare, Inc.                  3,793,230       1.1
                           61,000          UnitedHealth Group Incorporated          3,994,280       1.2
                           36,000         +Universal Health Services, Inc.
                                           (Class B)                                3,231,360       1.0
                           38,000         +Wellpoint Health Networks Inc.           3,733,500       1.1
                                                                                  ------------------------
                                                                                   47,066,840      13.9
----------------------------------------------------------------------------------------------------------
Pharmaceuticals            44,000          DENTSPLY International Inc.              1,723,920       0.5
                           70,000          Hillenbrand Industries, Inc.             3,535,000       1.0
                           72,000          Johnson & Johnson                        6,946,560       2.1
                           29,000          Merck & Co., Inc.                        2,203,130       0.6
                          115,000          Pfizer Inc.                              4,979,500       1.5
                                                                                  ------------------------
                                                                                   19,388,110       5.7
----------------------------------------------------------------------------------------------------------
                                           Total Health Care
                                           (Cost--$71,895,458)                     74,416,600      22.0
----------------------------------------------------------------------------------------------------------
Industrials

Building Products          73,000          Valero Energy Corporation                3,515,680       1.0
----------------------------------------------------------------------------------------------------------
Commercial                208,000         +Cendant Corporation                      3,689,920       1.1
Services & Supplies        62,000          First Data Corporation                   4,181,280       1.2
                           65,000          H & R Block, Inc.                        3,575,000       1.1
                                                                                  ------------------------
                                                                                   11,446,200       3.4
----------------------------------------------------------------------------------------------------------
Industrial                229,000          General Electric Company                11,113,370       3.3
Conglomerates
----------------------------------------------------------------------------------------------------------
                                           Total Industrials
                                           (Cost--$24,688,497)                     26,075,250       7.7
----------------------------------------------------------------------------------------------------------
Information Technology

Communications             12,000         +CIENA Corporation                          660,720       0.2
Equipment                  49,000         +Comverse Technology, Inc.                3,356,500       1.0
                                                                                  ------------------------
                                                                                    4,017,220       1.2
----------------------------------------------------------------------------------------------------------


                 April 30, 2001 (20) Mercury Large Cap Core Fund

                                                                                            In US Dollars
                                                                                      ------------------------
                              Shares                                                                Percent of
Industry                       Held                  Common Stocks                         Value    Net Assets
--------------------------------------------------------------------------------------------------------------
Information Technology (concluded)

Computers &                    24,000          International Business Machines        $ 2,763,360       0.8%
Peripherals                                    Corporation
--------------------------------------------------------------------------------------------------------------
Electronic                    108,000         +Arrow Electronics, Inc.                  3,024,000       0.9
Equipment &                   165,000         +Ingram Micro Inc. (Class A)              2,389,200       0.7
Instruments                    31,000          PerkinElmer, Inc.                        2,074,210       0.6
                               93,000         +Tech Data Corporation                    3,241,980       1.0
                              104,000         +Tektronix, Inc.                          2,516,800       0.7
                                                                                      ------------------------
                                                                                       13,246,190       3.9
--------------------------------------------------------------------------------------------------------------
IT Consulting &                16,000         +CSG Systems International, Inc.            931,360       0.3
Services                       55,000         +DST Systems, Inc.                        2,701,600       0.8
                               68,000          Electronic Data Systems Corporation      4,386,000       1.3
                                                                                      ------------------------
                                                                                        8,018,960       2.4
--------------------------------------------------------------------------------------------------------------
Office Electronics             74,000         +NCR Corporation                          3,478,740       1.0
--------------------------------------------------------------------------------------------------------------
Semiconductor                  94,000          Intel Corporation                        2,905,540       0.9
Equipment &
Products
--------------------------------------------------------------------------------------------------------------
Software                       59,000         +BEA Systems, Inc.                        2,410,150       0.7
                              136,000         +Compuware Corporation                    1,398,080       0.4
                               71,000         +Microsoft Corporation                    4,810,250       1.4
                              226,000         +Sybase, Inc.                             3,559,500       1.1
                                                                                      ------------------------
                                                                                       12,177,980       3.6
--------------------------------------------------------------------------------------------------------------
                                               Total Information Technology
                                               (Cost--$47,367,005)                     46,607,990      13.8
--------------------------------------------------------------------------------------------------------------
Telecommunication Services

Diversified                    20,000          SBC Communications Inc.                    825,000       0.3
Telecommunication              21,000          Verizon Communications                   1,156,470       0.3
Services
--------------------------------------------------------------------------------------------------------------
                                               Total Telecommunication Services
                                               (Cost--$1,910,175)                       1,981,470       0.6
--------------------------------------------------------------------------------------------------------------
Utilities

Electric Utilities             21,000          Cinergy Corp.                              728,280       0.2
                              110,000          FirstEnergy Corp.                        3,333,000       1.0
                               64,000          PPL Corporation                          3,520,000       1.1
                               57,000          Reliant Energy, Inc.                     2,824,350       0.8
                               39,000          TECO Energy, Inc.                        1,247,610       0.4
                               99,000          UtiliCorp United Inc.                    3,494,700       1.0
                                                                                      ------------------------
                                                                                       15,147,940       4.5
--------------------------------------------------------------------------------------------------------------


                 April 30, 2001 (21) Mercury Large Cap Core Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                     In US Dollars
                                                                               --------------------------
                            Shares                                                             Percent of
Industry                     Held              Common Stocks                         Value     Net Assets
---------------------------------------------------------------------------------------------------------
Utilities (concluded)

Gas Utilities                63,000     El Paso Corporation                    $  4,334,400       1.3%
                             21,000     Equitable Resources, Inc.                 1,680,000       0.5
                            107,000     Questar Corporation                       3,442,190       1.0
                            128,000     Sempra Energy                             3,541,760       1.0
                                                                               --------------------------
                                                                                 12,998,350       3.8
---------------------------------------------------------------------------------------------------------
Multi-Utilities              71,000    +Calpine Corporation                       4,046,290       1.2
---------------------------------------------------------------------------------------------------------
                                        Total Utilities (Cost--$27,412,958)      32,192,580       9.5
---------------------------------------------------------------------------------------------------------
                                        Total Common Stocks
                                        (Cost--$314,492,776)                    337,123,890      99.6
---------------------------------------------------------------------------------------------------------
                             Face
                            Amount          Short-Term Securities
---------------------------------------------------------------------------------------------------------
Commercial Paper*          $154,000     General Motors Acceptance Corp.,
                                        4.69% due 5/01/2001                         154,000       0.0
---------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities
                                        (Cost--$154,000)                            154,000       0.0
---------------------------------------------------------------------------------------------------------
                                        Total Investments
                                        (Cost--$314,646,776)                    337,277,890      99.6

                                        Miscellaneous Securities                  1,488,000       0.5

                                        Liabilities in Excess of Other Assets      (264,348)     (0.1)
                                                                               --------------------------
                                        Net Assets                             $338,501,542     100.0%
                                                                               ==========================
---------------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
+     Non-income producing security.

      See Notes to Financial Statements.


                 April 30, 2001 (22) Mercury Large Cap Core Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of April 30, 2001
--------------------------------------------------------------------------------

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

Assets:

Investments, at value (identified cost--$314,646,776)                  $337,277,890
Cash                                                                          2,349
Miscellaneous securities                                                  1,488,000
Receivables:
  Securities sold                                  $ 17,371,169
  Contributions                                       1,514,343
  Dividends                                             187,801          19,073,313
                                                   ------------
Prepaid expenses and other assets                                            36,005
                                                                       ------------
Total assets                                                            357,877,557
                                                                       ------------
-----------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                               18,922,718
  Withdrawals                                           265,904
  Investment adviser                                      8,465          19,197,087
                                                   ------------
Accrued expenses                                                            178,928
                                                                       ------------
Total liabilities                                                        19,376,015
                                                                       ------------
-----------------------------------------------------------------------------------

Net Assets:

Net assets                                                             $338,501,542
                                                                       ============
-----------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                      $315,870,428
Unrealized appreciation on investments--net                              22,631,114
                                                                       ------------
Net assets                                                             $338,501,542
                                                                       ============
-----------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2001 (23) Mercury Large Cap Core Fund

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2001
--------------------------------------------------------------------------------

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

Investment Income:

Dividends                                                                        $  1,559,904
Interest and discount earned                                                           92,177
                                                                                 ------------
Total income                                                                        1,652,081
                                                                                 ------------
---------------------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                     $    873,796
Accounting services                                               104,160
Custodian fees                                                     52,446
Professional fees                                                  23,781
Trustees' fees and expenses                                         4,940
Offering costs                                                        457
Pricing fees                                                          331
Other                                                                 609
                                                             ------------
Total expenses                                                                      1,060,520
                                                                                 ------------
Investment income--net                                                                591,561
                                                                                 ------------
---------------------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss)
On Investments--Net:

Realized loss on investments--net                                                 (53,932,934)
Change in unrealized appreciation on investments--net                              18,362,328
                                                                                 ------------
Net Decrease in Net Assets Resulting from Operations                             $(34,979,045)
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


                 April 30, 2001 (24) Mercury Large Cap Core Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

                                                                     For the Six         For the Period
                                                                     Months Ended        Dec. 22, 1999+
Increase (Decrease) in Net Assets:                                  April 30, 2001      to Oct. 31, 2000
--------------------------------------------------------------------------------------------------------
Operations:

Investment income (loss)--net                                        $     591,561         $     (28,451)
Realized gain (loss) on investments--net                               (53,932,934)              156,192
Change in unrealized appreciation on investments--net                   18,362,328             4,268,786
                                                                     -----------------------------------
Net increase (decrease) in net assets resulting
from operations                                                        (34,979,045)            4,396,527
                                                                     -----------------------------------
--------------------------------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net capital contributions          187,215,320           180,868,740
                                                                     -----------------------------------
--------------------------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                           152,236,275           185,265,267
Beginning of period                                                    186,265,267             1,000,000
                                                                     -----------------------------------
End of period                                                        $ 338,501,542         $ 186,265,267
                                                                     ===================================
--------------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


                 April 30, 2001 (25) Mercury Large Cap Core Fund

FINANCIAL HIGHLIGHTS

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

The following ratios have been derived from information provided in the financial statements.

                                                   For the Six      For the Period
                                                  Months Ended      Dec. 22, 1999+
                                                 April 30, 2001    to Oct. 31, 2000
-----------------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement                            .72%*               1.09%*
                                                 ==================================
Expenses                                                  .72%*               1.17%*
                                                 ==================================
Investment income (loss)--net                             .40%*               (.20%)*
                                                 ==================================
-----------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $     338,502          $   186,265
                                                 ==================================
Portfolio turnover                                      97.34%               79.18%
                                                 ==================================
-----------------------------------------------------------------------------------

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.


                 April 30, 2001 (26) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS

MASTER LARGE CAP CORE PORTFOLIO
================================================================================

(1)   Significant Accounting Policies:

      Master Large Cap Core Portfolio (the "Portfolio") is part of Master Large Cap Series Trust (the "Trust"). The Portfolio is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Portfolio may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is


                 April 30, 2001 (27) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

      o Foreign currency options and futures--The Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Portfolio will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Portfolio. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the


                 April 30, 2001 (28) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio will adopt the provisions to amortize all premiums and discounts on debt securities effective November 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies, as revised, effective February 1, 2001. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined, but will result in an adjustment to the cost of securities and a corresponding adjustment to net unrealized appreciation/depreciation, based on debt securities held as of October 31, 2001.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .75% of the average daily value of the Portfolio's net assets. Effective January 17, 2001, the annual rate was changed to .50%.

      Prior to January 1, 2001, FAM provided accounting services to the Portfolio at its cost and the Portfolio reimbursed FAM for these services. FAM continues to provide certain accounting services to the Portfolio. The Portfolio reimburses FAM at its cost for such services. For the six months ended April 30, 2001, the Portfolio reimbursed FAM an aggregate of $47,617 for the above-described services. The Portfolio entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Portfolio. The Portfolio pays a fee for these services.

      Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


                April 30, 2001 (29) Mercury Large Cap Core Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2001 were $478,013,016 and $280,487,467, respectively.

      Net realized losses for the six months ended April 30, 2001 and net unrealized gains as of April 30, 2001 were as follows:

                                                       Realized      Unrealized
                                                        Losses         Gains
      --------------------------------------------------------------------------
      Long-term investments                         $(53,932,934)   $ 22,631,114
                                                    ----------------------------
      Total                                         $(53,932,934)   $ 22,631,114
                                                    ============================
      --------------------------------------------------------------------------

      As of April 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $22,631,114, of which $32,602,242 related to appreciated securities and $9,971,128 related to depreciated securities. At April 30, 2001, the aggregate cost of investments for Federal income tax purposes was $314,646,776.


                 April 30, 2001 (30) Mercury Large Cap Core Fund

OFFICERS AND DIRECTORS/TRUSTEES

Terry K. Glenn, President and
  Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Joseph L. May, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
  and Portfolio Manager
Linda J. Gardner, Vice President
Philip E. Laverson, Vice President
Donald C. Burke, Vice President and
  Treasurer
Alice A. Pellegrino, Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Director/Trustee of Mercury Large Cap Core Fund, has recently retired. The Fund's Board of Directors/Trustees wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                 April 30, 2001 (31) Mercury Large Cap Core Fund

[LOGO] Merrill Lynch  Investment Managers

          MUTUAL        MANAGED            ALTERNATIVE         INSTITUTIONAL
          FUNDS         ACCOUNTS           INVESTMENTS       ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury Large Cap Core Fund of
Mercury Large Cap Series Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

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